Note 13 - Inventories	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of inventories [text block]
13.
INVENTORIES

Inventories consist primarily of materials and supplies and products of the Company’s operations, in varying stages of the production process, and are presented at the lower of weighted average cost or net realizable value. Inventories of the Company are comprised of:

	December 31, 2019	December 31, 2018
Finished goods - doré and concentrates	$1,965	$2,538
Work-in-process	3,229	4,626
Stockpile	2,130	1,257
Silver coins and bullion	291	351
Materials and supplies	22,902	23,696
	$30,517	$32,468

The amount of inventories recognized as an expense during the year is equivalent to the total of cost of sales plus depletion, depreciation and amortization for the period. As at
December
31,
2019,
mineral inventories, which consist of stockpile, work-in-process and finished goods, includes a
$0.4
million (
December
31,
2018
-
$3.0
million) net realizable value write-down which was recognized in cost of sales during the year.